UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund:  Global Income & Currency Fund Inc. (GCF)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Face Amount		Value

	Foreign Commercial Paper** - 5.8%

Colombia - 5.8%	Colombia Government International Bond, 11.75%, 3/01/10	COP	15,075,000,000	$6,109,305

	Total Short-Term Securities in Columbia			6,109,305

	Foreign Commercial Paper** - 13.0%

Turkey - 13.0%	Turkey Government Bond, 18.296%, 5/06/09 (a)	TRY	23,202,064	13,807,653

	Total Short-Term Securities in Turkey			13,807,653

Short-Term Securities	Maturity Date	Discount Rate	Face Amount

United States - 83.0%

U.S. Government Agency Obligations** -78.2%

Federal Home Loan Banks	4/02/09	0.305%	USD	9,000,000	8,999,991
Federal Home Loan Banks	4/03/09	1.208%		1,900,000	1,899,994
Federal Home Loan Banks	4/06/09	0.203%		11,000,000	10,999,923
Federal Home Loan Banks	4/21/09	0.234%		6,500,000	6,499,818
Federal Home Loan Banks	4/22/09	0.223%		8,000,000	7,999,768
Federal Home Loan Banks	4/27/09	0.244%		1,500,000	1,499,946
Federal Home Loan Banks (a)	5/15/09	1.842%		6,000,000	5,998,752
Federal Home Loan Banks (a)	5/20/09	0.254%		3,000,000	2,999,307
Federal Home Loan Banks (a)	5/26/09	0.352%		10,000,000	9,997,400
Federal Home Loan Banks	6/12/09	0.451%		2,349,000	2,348,107
Federal Home Loan Banks (a)	6/29/09	0.351%		3,000,000	2,998,590
Federal Home Loan Banks (a)	7/06/09	0.244%		3,000,000	2,998,320
Federal Home Loan Banks	7/27/09	0.254%		2,655,000	2,653,187
Federal Home Loan Banks	9/14/09	0.406%		3,245,000	3,240,363
Federal Home Loan Banks	9/18/09	0.406%		7,200,000	7,189,459
Freddie Mac	4/17/09	0.266%		2,500,000	2,499,945
Freddie Mac	7/20/09	0.254%		2,300,000	2,298,523

	Total U.S. Government Agency Obligations				83,121,393

Short-Term Securities		Shares Held

Mutual Funds - 4.8%	AIM Short-Term Investment Trust - Liquid Assets Portfolio - Institutional Class, 0.423% (b)	5,075,961	5,075,961

	Total Short-Term Securities (Cost - $112,455,278) - 101.8%		108,114,312

	Options Purchased	Number of Contracts

Call Options Purchased	Mexican Peso, expiring June 2009 at USD 12 (Counterparty: HSBC)	5,500	141,917

	Total Options Purchased (Premiums Paid - $202,813) - 0.1%		141,917

	Total Investments Before Options Written (Cost - $112,658,091*) - 101.9%		108,256,229

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Number of Contracts	Value

Put Options Written	Mexican Peso, expiring June 2009 at USD 20.56 (Counterparty: HSBC)	5,500	$(80,295)

	Total Options Written (Premiums Received - $116,325) - (0.1%)		(80,295)

	Total Investments, Net of Options Written (Net Cost - $112,541,766) - 101.8%		108,175,934
	Liabilities in Excess of Other Assets - (1.8%)		(1,893,563)

	Net Assets - 100.0%		$106,282,371

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$112,658,174

Gross unrealized appreciation	$24,819
Gross unrealized depreciation	(4,426,764)

Net unrealized depreciation	$(4,401,945)

**

Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at March 31, 2009.

(a)	All or a portion of security has been pledged as collateral in connection with open forward foreign exchange and option contracts.

(b)	Represents the current yield as of March 31, 2009.

•	Forward foreign exchange contracts as of March 31, 2009 were as follows:

Foreign Currency Purchased		Foreign Currency Sold		Settlement Date	Appreciation (Depreciation)

TWD	454,231,250	USD	13,589,566	4/08/09	$(190,603)
USD	13,750,000	TWD	454,231,250	4/08/09	351,037
CZK	309,870,000	USD	15,797,604	4/17/09	(760,163)
USD	13,750,000	CZK	309,870,000	4/17/09	(1,287,441)
MXN	101,292,813	USD	6,875,000	4/20/09	244,966
MXN	101,299,688	USD	6,875,000	4/20/09	245,449
TRY	23,000,000	USD	13,458,950	4/20/09	300,605
USD	12,864,974	TRY	23,000,000	4/20/09	(894,582)
ZAR	129,834,276	USD	13,000,000	4/20/09	634,026
AUD	19,000,000	USD	13,281,950	4/27/09	(98,769)
USD	15,000,000	CNY	102,492,000	4/27/09	945
USD	15,000,000	HKD	116,227,500	4/27/09	1,703
USD	6,600,000	COP	16,988,400,000	5/04/09	(50,729)
USD	13,000,000	CZK	273,910,000	5/04/09	(287,002)
BRL	31,528,750	USD	13,935,359	5/05/09	(460,719)
SGD	20,635,300	USD	13,669,835	6/23/09	(114,420)
USD	13,472,595	SGD	20,635,300	6/23/09	(82,820)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net					$(2,448,517)

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CNY	China Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
MXN	Mexican New Peso
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$5,075,961	—	—
Level 2	103,038,351	$1,920,648	$(4,307,543)
Level 3	—	—	—

Total	$108,114,312	$1,920,648	$(4,307,543)

* Other financial instruments are forward foreign exchange contracts and options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Global Income & Currency Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Global Income & Currency Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Global Income & Currency Fund Inc.

Date: May 20, 2009